Commitments (Tables)	6 Months Ended
Jun. 30, 2021
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2021	December 31, 2020
Within one year	8,323	3,078
Total	8,323	3,078